LVIP Delaware Foundation(R) Conservative Allocation Fund
LVIP Delaware Foundation® Conservative Allocation Fund (Standard and Service Class) Summary
Investment Objective
The investment objective of the LVIP Delaware Foundation® Conservative Allocation Fund (the “Fund”) is to seek a combination of current income and preservation of capital with capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - LVIP Delaware Foundation(R) Conservative Allocation Fund		Standard Class	Service Class
Management Fee		0.75%	0.75%
Distribution and/or Service (12b-1) fees		none	0.25%
Other Expenses		0.13%	0.13%
Acquired Fund Fees and Expenses (AFFE)		0.02%	0.02%
Total Annual Fund Operating Expenses	[1],[2]	0.90%	1.15%
Less Fee Waiver and Expense Reimbursement	[3]	(0.15%)	(0.15%)
Total Annual Fund Operating Expenses	[4]	0.75%	1.00%
[1]	(including AFFE)
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.
[3]	Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to waive the following portion of its advisory fee: 0.10% of the Fund's average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.73% of the Fund's average daily net assets for the Standard Class (and 0.98% for the Service Class). Both agreements will continue at least through April 30, 2017 and cannot be terminated before that date without the mutual agreement of the Fund's board of trustees and the adviser.
[4]	(After Fee Waiver/Expense Reimbursement)

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver and expense reimbursement for the one-year contractual period and the total operating expenses without fee waiver and expense reimbursement for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.
Expense Example - LVIP Delaware Foundation(R) Conservative Allocation Fund - USD ($)	1 year	3 years	5 years	10 years
Standard Class	77	272	484	1,094
Service Class	102	350	618	1,384

Expense Example, No Redemption - LVIP Delaware Foundation(R) Conservative Allocation Fund - USD ($)	1 year	3 years	5 years	10 years
Standard Class	77	272	484	1,094
Service Class	102	350	618	1,384

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.During the most recent fiscal year, the Fund’s portfolio turnover rate was 140% of the average value of its portfolio.
Principal Investment Strategies
The Fund is a “target risk fund,” which bases its asset allocation around a level of risk consistent with the Fund's investment objective. The Fund invests in a diversified portfolio of securities of different asset classes and investment styles as it strives to attain its objective. By allocating the investments across several different asset classes and investment styles, the Fund offers broad diversification while seeking to achieve its investment objective.

The following table shows the target allocation and allowable ranges (based on percentage of net assets) that the Fund expects to invest in for each asset class. Allocations for each asset class may vary within the allowable ranges from the target percentages set for the Fund.
	LVIP Delaware Foundation® Conservative Allocation Fund
Asset Class	Target Allocation	Ranges
U.S. Equity	20%	5 - 30%
International Equity	15%	5 - 30%
Emerging Markets	5%	0 - 10%
Global Real Estate	0%	0 - 15%
Fixed-Income	58%	30 - 70%
Cash Equivalents	2%	0 - 20%
An active allocation approach is used when selecting investments for the Fund. Delaware Investments Fund Advisers ("DIFA"), a sub-adviser to the Fund, has the flexibility to determine the level of investment in each asset class within the allowable range. Within each asset class, the sub-adviser has flexibility to select the approximate investment styles for investment. Descriptions of the primary investment styles utilized for the Fund within each asset class are listed below:

U.S. Equity Large Cap Core: large-sized companies evaluated based on both growth potential and value.

U.S. Equity Mid and Large Cap Growth: medium and large-sized companies expected to grow faster than the U.S. economy.

U.S. Equity Large Cap Value: large-sized companies believed to be undervalued with long-term capital appreciation potential.

International Equity Value: equity securities in any foreign country believed to be undervalued with capital appreciation potential.

International Equity Growth: equity securities in any foreign country believed to provide growth potential (includes exchange traded funds).

Emerging Markets: stocks of companies from an emerging market country with economies believed to be developing strongly.

Global Real Estate: securities issued by U.S. and non-U.S. companies in the real estate sector.

Fixed Income (bonds and cash equivalents): fixed income securities principally among the U.S. investment grade, U.S. high yield, international developed markets, and emerging markets sectors. The sub-adviser may invest up to 50% of the assets allocated to this investment sleeve in high yield bonds (“junk bonds”).

Futures and Foreign Currency Transactions: With respect to the international equity, emerging markets and fixed income asset classes, the Fund may invest in futures and closing transactions related thereto. These activities will be entered into for hedging purposes and to facilitate the ability to quickly deploy into the market the Fund's cash, short-term debt securities, and other money market instruments at times when the Fund's assets are not fully invested. The Fund may not engage in such transactions to the extent that obligations resulting from these activities, in the aggregate, exceed 25% of its assets. In addition, the Fund may enter into futures contracts and enter into closing transactions with respect to such contracts to hedge or “cross hedge” the currency risks associated with its investments.

Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund may, however, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of fund transactions and to minimize currency value fluctuations. The Fund may also enter into forward contracts to “lock in” the price of a security it has agreed to purchase or sell, in terms of U.S. dollars or other currencies in which the transaction will be consummated.

Information about adviser and sub-advisers: Lincoln Investment Advisors Corporation ("LIA") serves as the investment adviser to the Fund. The adviser has selected Delaware Investments Fund Advisers ("DIFA") and Jackson Square Partners, LLC ("Jackson Square") to serve as the Fund's sub-advisers. Delaware Investments Advisers Partners, Inc., a company in the corporate chain of control with DIFA, owns 49.9% of Jackson Square. DIFA is responsible for allocating the Fund's assets among asset classes, including to the U.S. Equity Mid and Large Cap Growth asset class that is managed by Jackson Square. DIFA may change the allocations at any time. Each sub-adviser selects investments for its portion of the Fund based on its own investment style and strategy.
Principal Risks
All mutual funds carry risk.  Accordingly, loss of money is a risk of investing in the Fund. Here are specific principal risks of investing in the Fund:
  Market Risk. The value of portfolio investments may decline. As a result, your investment in a fund may decline in value and you could lose money.
  Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation risk could result in an allocation to an underperforming asset class.
  Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
  Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
  Small and Medium-Cap Companies Risk. The value of securities issued by small and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies.
  Interest Rate Risk. When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
  Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by "credit ratings" assigned by nationally recognized statistical rating organizations ("NRSROs"). A decrease in an issuer's credit rating may cause a decline in the value of the issuer's debt obligations. However, credit ratings may not reflect the issuer's current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.
  Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can "call" the security, or repay principal, in whole or in part, prior to the security's maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.
  Below Investment Grade Bond Risk. Below investment grade bonds, otherwise known as high yield bonds ("junk bonds"), generally have a greater risk of principal loss than investment grade bonds. Below investment grade bonds are often considered speculative and involve significantly higher credit risk and liquidity risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates and may be subject to negative perceptions of the junk bond markets generally and less secondary market liquidity.
  Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Additionally, foreign investments include the risk of loss from foreign government or political actions including; for example, the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers.
  Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
  Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. In addition, currency management strategies may substantially change the Fund's exposure to currency exchange rates and could negatively affect the value of the Fund's foreign investments, if currencies do not perform as expected. Currency management strategies also may reduce the Fund's ability to benefit from favorable changes in currency exchange rates.
  Currency Management Strategy Risk. Currency management strategies, including cross-hedging, may substantially change exposure to currency exchange rates and could result in losses if currencies do not perform as expected. In addition, currency management strategies, to the extent that they reduce exposure to currency risks, also may reduce the ability to benefit from favorable changes in currency exchange rates. Furthermore, there may not be perfect correlation between the amount of exposure to a particular currency and the amount of securities in the portfolio denominated in that currency. Currency rates may also fluctuate significantly, reducing returns.
  Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the regions or countries in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
  Derivatives Risk. Derivatives, such as futures, forwards, options and swaps, involve risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile and may move in unexpected ways, especially in unusual market conditions. Some derivatives are particularly sensitive to changes in interest rates. In addition, there may be imperfect correlation between the price of the derivatives contract and the price of the underlying securities. Other risks include the potential inability to terminate or sell derivative positions. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivative instruments may be "leveraged", which may magnify or otherwise increase investment losses.
  Real Estate and Real Estate Investment Trusts (REITs) Risk. Investing in real estate securities (including REITs) is subject to the risks associated with the direct ownership and development of real estate. These risks include declines in real estate values, fluctuations in rental income (due in part to vacancies and rates), increases in operating costs and property taxes, increases in financing costs or inability to procure financing, potential environmental liabilities and changes in zoning laws and other regulations. REITs whose underlying properties are concentrated in a particular industry or geographic region are subject to risks affecting such industries and regions. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.

Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes for various periods compare with those of a broad measure of market performance.

Information has also been included for the Conservative Composite, which is an unmanaged index compiled by the Fund's adviser and is constructed as follows: 58% Barclays Capital U.S. Aggregate Bond Index, 9% MSCI EAFE® NR Value Index, 6% Russell 1000® Growth Index, 6% Russell 1000® Value Index, 6% MSCI EAFE® NR Growth Index, 5% Russell 1000® Index, 5% MSCI Emerging Markets NR Index, 3% Russell 2000® Index, and 2% Citigroup 3-month Treasury Bill Index. The Conservative Composite shows how the Fund's performance compares with the returns of an index that reflects a similar asset allocation to the market sectors in which the Fund invests. Effective June 15, 2009, the Fund changed its investment strategy in connection with a reorganization where shareholders of the LVIP Delaware Managed Fund became shareholders of the Fund. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)

During the periods shown in the above chart, the Fund’s highest return for a quarter occurred in the second quarter of 2009 at: 13.45%.

The Fund’s lowest return for a quarter occurred in the fourth quarter of 2008 at: (15.82%).
Average Annual Total Returns For periods ended 12/31/15
Average Annual Total Returns - LVIP Delaware Foundation(R) Conservative Allocation Fund	1 year	5 years	10 years
Standard Class	(0.94%)	5.14%	3.94%
Service Class	(1.18%)	4.88%	3.67%
Barclays Capital U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	0.55%	3.25%	4.51%
Conservative Composite (reflects no deductions for fees, expenses or taxes)	(0.47%)	4.76%	5.15%